LIABILITY PRESENTED AT FAIR VALUE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Contingent lender payment, percent of equity transaction	15.00%
Contingent lender payment, alternate amount of condiseration payable to the lender	$ 300
Liability presented at fair value	$ 633	$ 719